Note 7 - Balance Sheet Disclosures - Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	€ 40,484		€ 1,753
Additions	3,842		38,731
Deconsolidation of Subsidiary	(44,326)
Acquisition or manufacturing costs Dec. 31	0		40,484		€ 1,753
Balance as of Jan. 1, 2023	(39,817)		(269)
Impairment	(3,842)		(39,264)		(1,965)
Depreciation	(29)		(284)		(125)
Deconsolidation of Subsidiary	43,688
Balance as of Dec. 31, 2023	0		(39,817)		(269)
Carrying Amount Jan. 1	667	[1]	1,484
Carrying Amount Dec. 31	0		667	[1]	1,484
Equipment and hardware [member]
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	1,715		1,048
Additions	2		667
Deconsolidation of Subsidiary	(1,717)
Acquisition or manufacturing costs Dec. 31	0		1,715		1,048
Balance as of Jan. 1, 2023	(1,344)		(269)
Impairment	(2)		(791)
Depreciation	(29)		(284)
Deconsolidation of Subsidiary	1,375
Balance as of Dec. 31, 2023	0		(1,344)		(269)
Carrying Amount Jan. 1	371		779
Carrying Amount Dec. 31	0		371		779
Construction in progress [member]
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	38,769		705
Additions	3,840		38,064
Deconsolidation of Subsidiary	(42,609)
Acquisition or manufacturing costs Dec. 31	0		38,769		705
Balance as of Jan. 1, 2023	(38,473)		0
Impairment	(3,840)		(38,473)
Depreciation	0		0
Deconsolidation of Subsidiary	42,313
Balance as of Dec. 31, 2023	0		(38,473)		0
Carrying Amount Jan. 1	296		705
Carrying Amount Dec. 31	€ 0		€ 296		€ 705

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.